Adirondack Funds

2390 Western Avenue

Guilderland, NY 12084

August 2, 2021

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

Re:

Adirondack Funds (the “Registrant”)

Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A

File Nos. 333-121690 and 811-21691 (CIK: 0001311981)

To whom it may concern:

This letter is being transmitted by means of electronic submission by Adirondack Funds (the “Trust”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), and Regulation S-T on behalf of the Adirondack Small Cap Fund, a series of the Trust (the “Fund”).  Pursuant to Rule 497(j) under the Securities Act and on behalf of the Trust, I certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the Securities Act for the Fund would not have differed from that contained in Post-Effective Amendment No. 29 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 27, 2021 and became effective on August 1, 2021.

Questions related to this filing should be directed to JoAnn Strasser at (614) 469-3265 or Philip Sineneng at (614) 469-3217, both of Thompson Hine LLP

Very truly yours,

/s/ Gregory A. Roeder

Gregory A. Roeder

President/Principal Executive Officer